SHARE CAPITAL (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock based compensation	$ 1,559	$ 1,381
Administrative
Stock based compensation	693	700
Sales and marketing
Stock based compensation	449	236
Customer support and operations
Stock based compensation	152	197
Research and development
Stock based compensation	$ 265	$ 248